PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 3 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	March 31,	March 31,
	2025	2024

Land	$13,544,788	$18,924,437
Building	52,953,088	68,641,338
Computer and software	15,205	16,148
Equipment and furniture	28,023	29,037
Total	66,541,104	87,610,960
Less: Accumulated depreciation	(4,421,933)	(4,029,638)
Less: Impairment loss on building and land	(4,543,061)	-
Property, plant and equipment, net	$57,576,110	$83,581,322

Depreciation expense was $2,091,321, $2,409,762, and $1,361,211 for the years ended March 31, 2025, 2024, and 2023 respectively.

In connection with the $5.5 million bank loan borrowed from the National Bank of Canada, the Company pledged its land and building under GV with net book value of approximately $4.3 million as the collateral to secure the loan. The property was sold for $13.6 million (C$18.0 million) to an unrelated purchaser for cash in June 2023. The property was acquired by the Company in 2019. The proceeds of sale were used to settle the carried mortgages in the aggregate amount of approximately $5.6 million (C$7.5 million) and pay back portion of shareholder advance from Ms. Fan Zhou of $4.5 million (C$6.1 million). The net proceeds of cash to the Company from the sale of the property was approximately $2.4 million (C$3.3 million).

In connection with the $11.2 million bank loan borrowed from the HSBC in Canada, the Company pledged its land and two office buildings under Animation Group and NeoCanaan Investment with net book value of approximately $16.3 million as the collateral to secure the loan. The property is also secured by a private mortgage of approximately $3.0 million (C$4.0 million) as the Company’s financing activity during the year ended March 31, 2023. The 100% equity interest of two subsidiaries which held the two office buildings and the corresponding first and private mortgage were sold to third parties in December 2024 at proceeds of $70 (see note 7).

In connection with the $44.3 million bank loan borrowed from the Bank of China (Canada) (the “BOC”), the Company pledged its land and two office buildings purchased by 13995291 Canada Inc. on September 23, 2022, with the net book value of approximately $61.9 million as the collateral to secure the loan. The property is also secured by a private mortgage of approximately $3.5 million (C$5.0 million) as the Company’s financing activity during the years ended March 31, 2025 and 2024. On August 27, 2024, the buildings were taken over by a receivership appointed by the Ontario Superior Court, which was initiated by BOC due to default of the loan. The receivership was an event indicating that the carrying amount of an asset may not be recoverable. After assessing the estimated undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, impairment loss of $4,695,912 was recorded for the year ended March 31, 2025.

On December 15, 2023, the Company entered a purchase agreement with a related party Bethune Great Health Investment Management Inc. (“Bethune”) to purchase its 100% of equity interest. Thus, the land owned by the Bethune was consolidated to the Company’s property, plant and equipment balance. As of March 31, 2025, the land had a carrying value of $1,215,734 (C$1,748,000) and is collateralised by a private mortgage of $765,050 (C$1,100,000) from an unrelated individual. (See note 8).

There was an addition of $nil (C$nil) and $1,331,300 (C$1,802,464) on property, plant and equipment during the years ended March 31, 2025 and 2024 respectively, and appro xim
ately $4,877,340 depreciation and $36,367 depreciation on total original cost and accumulated depreciation respectively are due to depreciation of C anad
ian dollar relative to US dollars during the years ended March 31, 2025 and 2024. During the year ended March 31, 2024, land and buildings with net book value of $16,381,985 (C$22,179,779) was transferred back from assets held for sale, due to change of future plan.

$4,695,912, $49,784 and $nil impairment loss was recorded for the years ended March 31, 2025, 2024 and 2023.